Joint ventures and associated companies - Extracts from the balance sheets of joint ventures and associated companies (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Joint ventures and associated companies
Intangible assets	kr 49,763	kr 9,561	kr 13,370
Tangible assets	9,192	8,692	14,329
TOTAL ASSETS	82,644	39,724	41,142
Equity	36,362	17,132	18,473	kr 18,438
Deferred tax liability	4,203	998	913
TOTAL EQUITY AND LIABILITIES	82,644	39,724	41,142
Joint ventures and associated companies
Joint ventures and associated companies
Intangible assets	19	8
Tangible assets	1	1	1
Current assets	47	42	56
TOTAL ASSETS	67	51	57
Equity	39	40	20
Deferred tax liability	1	1
Current liabilities	27	10	37
TOTAL EQUITY AND LIABILITIES	kr 67	kr 51	kr 57